Stock Option Transactions (Details) - $ / shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:OptionsExercised]	(1,001)
[custom:OptionsExercisedWeightedAverageExercisePrice]	$ 1.08
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	7,578,393	7,218,393
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.03	$ 2.08
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	7,577,392	7,218,393
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 2.03	$ 2.08
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	7,577,392	7,218,393
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.03	$ 2.08